EQUITY METHOD INVESTMENTS	12 Months Ended
Dec. 31, 2016
Equity Method Investment Summarized Financial Information Equity [Abstract]
EQUITY METHOD INVESTMENTS

NOTE 9—EQUITY METHOD INVESTMENTS

Our consolidated net income includes our proportionate share of the net income or loss of our equity method investees.  We do not have any investments accounted for under the equity method that are considered individually material. None of the equity method investees are listed on a stock exchange.

Summarized 100 percent balance sheet information for investments in equity method investees, combined, are set forth below:

	December 31, 2016	December 31, 2015
	(In thousands)
Current Assets	$74,430	$133,171
Noncurrent Assets	124,862	189,536
Total Assets	$199,292	$322,707
Current Liabilities	$91,268	$176,165
Noncurrent Liabilities	86,963	112,162
Total Liabilities	$178,231	$288,327

Summarized 100 percent income statement information for investments in equity method investees, combined, are set forth below:

	Year Ended December 31,
	2016	2015	2014
	(In thousands)
Revenues	$111,847	$107,795	$294,408
Cost of operations	87,335	105,465	275,015
Gross Profit	24,512	2,330	19,393
Net Income (loss)	$(8,609)	$(38,245)	$(28,773)

Our share of income taxes incurred directly by an equity company is reported in equity in earnings of equity method investee, and as such is not included in income taxes in our Consolidated Financial Statements.

During the third quarter of 2016, we exited our investment in THHE Fabricators Sdn. Bhd. and recorded a $12 million decrease in Investments in unconsolidated affiliates and a $5 million gain in Other non-operating income (expense), net in our ASA segment. For further discussion see Note 17, Stockholders’ Equity.